Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Sales	$ 53,270	$ 70,615	$ 76,033
Cost of sales	49,138	68,887	67,025
Gross margin	4,132	1,728	9,008
Selling, general and administrative expenses	2,022	2,355	2,469
Operating income / (loss)	2,110	(627)	6,539
Income from investments in associates, joint ventures and other investments	234	347	652
Financing costs - net	(1,256)	(1,652)	(2,210)
Income / (loss) before taxes	1,088	(1,932)	4,981
Income tax expense / (benefit)	1,666	459	(349)
Net (loss) / income (including non-controlling interests)	(578)	(2,391)	5,330
Net (loss) / income attributable to equity holders of the parent	(733)	(2,454)	5,149
Net income attributable to non-controlling interests	$ 155	$ 63	$ 181
(Loss) / earning per common share (in U.S. dollars)
Basic (USD per share)	$ (0.64)	$ (2.42)	$ 5.07
Diluted (USD per share)	$ (0.64)	$ (2.42)	$ 5.04
Weighted average common shares outstanding (in millions)
Basic (in shares)	1,140	1,013	1,015
Diluted (in shares)	1,140	1,013	1,021